United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—33.6%
		Banking—4.6%
$300,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	$301,758
630,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	647,325
350,000		Fondo Mivivienda SA, Sr. Unsecd. Note, Series REGS, 3.50%, 1/31/2023	332,937
800,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	831,000
430,000	[1,2]	Russia Agric Bk (Rshb), Series 144A, 5.10%, 7/25/2018	414,307
400,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	394,330
1,600,000		Vnesheconombank (VEB), Series REGS, 5.375%, 2/13/2017	1,597,288
		TOTAL	4,518,945
		Beverage & Tobacco—0.2%
350,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	216,895
		Chemicals & Plastics—1.5%
1,100,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,138,412
300,000		Sociedad Quimica Y Minera de Chile SA, Sr. Unsecd. Note, Series REGS, 5.50%, 4/21/2020	303,186
		TOTAL	1,441,598
		Finance—0.8%
200,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	199,936
550,000		MAF Global Securities, 7.125%, 10/29/2049	587,675
		TOTAL	787,611
		IT Services—0.3%
300,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.60%, 11/28/2024	284,951
		Metals & Mining—2.1%
700,000		Abja Investment Co., 5.95%, 7/31/2024	658,070
1,000,000		China Hongqiao Group, Series REGS, 7.625%, 6/26/2017	993,350
500,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	410,850
		TOTAL	2,062,270
		Oil & Gas—13.3%
500,000	[3,4]	Afren PLC, Series REGS, 11.50%, 2/1/2016	22,500
500,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	406,250
3,300,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	3,083,850
600,000		Kazmunaygas National Co., Series REGS, 4.40%, 4/30/2023	530,070
600,000		Kazmunaygas National Co., Sr. Unsecd. Note, Series REGS, 9.125%, 7/2/2018	671,220
1,500,000		Kazmunaygas National Co., Unsecd. Note, Series REGS, 6.00%, 11/7/2044	1,197,549
400,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 1/19/2025	206,000
1,000,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 6/15/2038	1,012,500
600,000	[1,2]	Pertamina Persero PT, Sr. Unsecd. Note, Series 144A, 6.45%, 5/30/2044	555,000
700,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 5/20/2043	487,690
2,200,000	[1,2]	Petroleos Mexicanos, Unsecd. Note, Series 144A, 5.625%, 1/23/2046	1,966,250
200,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	202,206
450,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	414,293
1,300,000		Tupras Turkiye Petrol Rafinerileri A.S., Series REGS, 4.125%, 5/2/2018	1,302,600
1,053,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	1,013,512
		TOTAL	13,071,490

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—1.6%
$1,100,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	$1,135,828
GBP 250,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	387,230
		TOTAL	1,523,058
		Software & Services—0.3%
$300,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	290,331
		State/Provincial—2.9%
1,085,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	1,125,688
700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	689,500
1,100,000		Provincia De Buenos Aires, Series REGS, 9.375%, 9/14/2018	1,080,750
		TOTAL	2,895,938
		Telecommunications & Cellular—1.2%
222,000		Oi S.A., Series REGS, 5.75%, 2/10/2022	160,950
950,000		Vivacom, Series REGS, 6.625%, 11/15/2018	1,062,478
		TOTAL	1,223,428
		Transportation—1.1%
600,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	522,837
550,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	552,475
		TOTAL	1,075,312
		Utilities—3.7%
EUR 750,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	830,668
$600,000		Comision Fed De Electric, Series REGS, 4.875%, 1/15/2024	615,750
200,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	206,750
1,200,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	1,146,000
600,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	624,000
200,000	[1,2]	Lamar Funding Ltd., Series 144A, 3.958%, 5/7/2025	188,000
		TOTAL	3,611,168
		TOTAL CORPORATE BONDS (IDENTIFIED COST $34,957,081)	33,002,995
		FLOATING RATE LOAN—0.1%
		Farming & Agriculture—0.1%
664,846	[5]	Carolbrl, 0.28%, 12/31/2017 (IDENTIFIED COST 640,309)	133,301
		FOREIGN GOVERNMENTS/AGENCIES—63.7%
		Sovereign—63.7%
525,000		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 8/16/2019	510,011
351,000		Armenia, Government of, 6.00%, 9/30/2020	334,468
700,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	669,340
400,000	[1,2]	Banque Centrale de Tunisie, Series 144A, 5.75%, 1/30/2025	384,108
1,200,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	966,000
2,400,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	2,133,000
600,000		Dominican Republic, Government of, 6.60%, 1/28/2024	631,500
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	331,500
2,000,000		Dubai, Government of, 5.25%, 1/30/2043	1,772,080
400,000		Ecuador, Government of, 7.95%, 6/20/2024	286,000
600,000		Egypt, Government of, Note, 6.875%, 4/30/2040	570,120
849,000		El Salvador, Government of, 7.625%, 2/1/2041	803,579
1,000,000	[1,2]	Gabonese Republic, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	895,800

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	$414,507
600,000		Ghana, Government of, 7.875%, 8/7/2023	537,000
1,055,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	1,084,012
EUR 900,000		Hellenic Republic, Sr. Unsecd. Note, 3.00%, 2/24/2042	532,294
$3,200,000		Indonesia, Government of, 4.625%, 4/15/2043	2,736,000
1,000,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2045	917,500
IDR 13,700,000,000		Indonesia, Government of, Sr. Unsecd. Note, 7.875%, 4/15/2019	956,806
$600,000	[1,2]	Iraq, Government of, Bond, Series 144A, 5.80%, 1/15/2028	458,359
950,000	[1,2]	Ivory Coast, Republic of, Series 144A, 5.375%, 7/23/2024	858,325
400,000	[1,2]	Ivory Coast, Republic of, Unsecd. Note, Series 144A, 6.375%, 3/3/2028	372,520
200,000		Jamaica, Government of, 7.875%, 7/28/2045	198,000
350,000		Kenya, Government of, 6.875%, 6/24/2024	338,520
2,015,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	1,948,908
200,000		Mozambique, Government of, Sr. Unsecd. Note, Series REGS, 6.305%, 9/11/2020	179,796
400,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	370,056
BRL 26,750,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2021	6,447,660
29,932,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2025	6,691,549
$320,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	329,368
800,000		Pakistan, Government of, Sr. Unsecd. Note, 8.25%, 4/15/2024	842,000
700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	714,875
200,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	214,000
1,000,000		Republica Oriental del Uruguay, Sr. Unsecd. Note, 5.10%, 6/18/2050	916,250
1,600,000		Russia, Government of, Note, 5.00%, 4/29/2020	1,611,872
2,400,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 4/4/2042	2,175,125
330,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	3,954,758
200,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	184,892
600,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	609,000
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	486,875
TRY 4,800,000		Turkey, Government of, 10.50%, 1/15/2020	1,673,230
5,500,000		Turkey, Government of, 10.70%, 2/24/2016	1,890,879
14,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	4,543,518
$2,250,000		Ukraine, Government of, Sr. Unsecd. Note, 7.50%, 4/17/2023	1,599,750
1,200,000		United Mexican States, 4.75%, 3/8/2044	1,119,000
6,000,000		Venezuela, Government of, 7.00%, 3/31/2038	2,070,000
1,800,000		Venezuela, Government of, 9.375%, 1/13/2034	657,000
1,400,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	486,500
1,700,000		Venezuela, Government of, Sr. Unsecd. Note, 9.00%, 5/7/2023	620,500
500,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	455,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $74,476,678)	62,483,710
		U.S. TREASURY—2.8%
2,700,000		United States Treasury Note, 0.25%, 12/31/2015 (IDENTIFIED COST $2,701,527)	2,700,422
		PURCHASED CALL SWAPTIONS—0.0%
14,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 10/8/2015 (IDENTIFIED COST $26,585)	45

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—8.5%
8,391,401	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[7] (AT NET ASSET VALUE)	$8,391,401
		TOTAL INVESTMENTS—108.7% (IDENTIFIED COST $121,193,581)[8]	106,711,874
		OTHER ASSETS AND LIABILITIES - NET—(8.7)%[9]	(8,575,779)
		TOTAL NET ASSETS—100%	$98,136,095
At August 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[4]United States Treasury Notes 10-Year Long Futures	186	$23,633,625	December 2015	$(94,898)
[4]United States Treasury Notes 5-Year Long Futures	24	$2,866,500	December 2015	$(9,242)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(104,140)
The average notional value of long and short futures contracts held by the Fund throughout the period was $31,771,677 and $13,958,960, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty/ Exchange	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2015[10]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Bank of America	Class Government of Brazil Bond	Sell	1.00%	9/20/2020	3.58%	$5,000,000	$(551,594)	$(532,762)	$(18,832)
Bank of America	Class Government of Greece	Buy	1.00%	3/20/2020	12.59%	$300,000	$101,388	$150,000	$(48,612)
Goldman Sachs	Class Government of Greece	Buy	1.00%	3/20/2020	12.59%	$600,000	$202,777	$312,000	$(109,223)
Barclays	Class Government of Qatar Bond	Buy	1.00%	9/20/2020	0.62%	$3,000,000	$(53,939)	$(17,418)	$(36,521)
Bank of America	Class Government of Russia Bond	Buy	1.00%	9/20/2020	4.43%	$1,400,000	$166,936	$162,235	$4,701
Goldman Sachs	Class Government of Turkey Bond	Buy	1.00%	9/20/2020	2.67%	$2,100,000	$155,428	$152,242	$3,186
Bank of America	Class Government of Turkey Bond	Sell	1.00%	9/20/2020	2.67%	$6,000,000	$(444,079)	$(483,129)	$39,050
Bank of America	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	13.93%	$230,000	$57,496	$124,200	$(66,704)
Barclays	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	13.93%	$1,975,000	$493,720	$977,375	$(483,655)
Deutsche Bank	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	13.93%	$625,000	$156,241	$396,875	$(240,634)
Goldman Sachs	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	13.93%	$625,000	$156,241	$404,688	$(248,447)
Barclays	Class Government of Venezuela Bond	Buy	5.00%	9/20/2020	5.00%	$4,400,000	$2,839,082	$2,834,200	$4,882
Bank of America	Series 23, CDX Index EM	Sell	1.00%	6/20/2020	3.54%	$18,000,000	$(1,872,111)	$(1,747,200)	$(124,911)

Counterparty/ Exchange	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2015[10]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays	Series 23, CDX Index EM	Sell	1.00%	6/20/2020	3.54%	$9,100,000	$(946,456)	$(870,870)	$(75,586)
Goldman Sachs	Series 23, CDX Index EM	Sell	1.00%	6/20/2020	3.54%	$16,000,000	$(1,664,100)	$(1,679,750)	$15,650
							$(1,202,970)	$182,686	$(1,385,656)
Centrally Cleared Swap:
ICE	Series 24, High Yield CDX Index	Sell	5.00%	6/20/2020	3.89%	$3,960,000	$177,419	$217,220	$(39,801)
TOTAL CREDIT DEFAULT SWAPS							(1,025,551)	399,906	(1,425,457)
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Bank of America	Brazil Cetip Interbank	Pay	13.22%	7/1/2016	11,389,651 BRL	$(27,777)	$(27,777)
Bank of America	1M MXIBTIIE	Pay	5.45%	8/14/2020	45,000,000 MXN	$(4,757)	$(4,757)
Bank of America	1M MXIBTIIE	Pay	4.44%	8/17/2017	65,000,000 MXN	$159	$159
Bank of America	1M MXIBTIIE	Pay	4.43%	8/9/2017	64,000,000 MXN	$(150)	$(150)
Bank of America	1M MXIBTIIE	Pay	4.42%	8/15/2017	600,000,000 MXN	$(1,737)	$(1,737)
Bank of America	Brazil Cetip Interbank Deposit Rate	Pay	13.36%	1/4/2021	80,000,000 BRL	$(21,560)	$(21,560)
TOTAL INTEREST RATE SWAPS						$(55,822)	$(55,822)
The average notional value of credit default swap contracts and the average value of interest rate swap contracts held by the Fund throughout the period was $38,059,000 and $40,429, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding written call option contracts:
Security	Contracts	Value
United States Treasury, Strike Price $129, Expiration Date 9/25/2015	100	$(13,281)
United States Treasury, Strike Price $170, Expiration Date 11/20/2015	100	$(132,813)
(PREMIUMS RECEIVED $240,175)		$(146,094)
The average notional value of written options and purchased options held by the Fund throughout the period was $80,832 and $90,433, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2015	JPMorgan	1,824,000 BRL	$518,698	$(15,754)
9/2/2015	Morgan Stanley	33,816,000 BRL	$9,290,110	$34,198
9/2/2015	Morgan Stanley	3,730,000 BRL	$1,055,760	$(27,263)
9/2/2015	Morgan Stanley	3,630,000 BRL	$1,044,003	$(43,080)
9/4/2015	JPMorgan	21,670,000 TRY	$7,569,351	$(132,338)
9/4/2015	JPMorgan	6,000,000 TRY	$2,043,249	$15,915
9/4/2015	JPMorgan	5,970,000 TRY	$2,138,693	$(89,825)
9/4/2015	JPMorgan	5,685,000 TRY	$1,944,088	$6,969
9/4/2015	JPMorgan	4,800,000 TRY	$1,685,180	$(37,849)
9/4/2015	JPMorgan	4,050,000 TRY	$1,442,742	$(52,806)
9/4/2015	JPMorgan	3,650,000 TRY	$1,292,767	$(40,109)
9/4/2015	JPMorgan	2,925,000 TRY	$1,030,524	$(26,681)
9/4/2015	JPMorgan	1,600,000 TRY	$574,171	$(25,061)
9/9/2015	Barclays	5,000,000 EUR	$5,480,300	$131,165
9/9/2015	JPMorgan	6,425,000 EUR	$7,196,321	$14,411
9/9/2015	JPMorgan	5,520,000 EUR	$6,038,372	$156,685
9/9/2015	JPMorgan	5,240,000 EUR	$5,731,878	$148,937
9/9/2015	JPMorgan	5,000,000 EUR	$5,539,376	$72,089
9/9/2015	JPMorgan	5,000,000 EUR	$5,503,882	$107,583
9/9/2015	JPMorgan	4,924,000 EUR	$5,451,645	$74,525
9/9/2015	JPMorgan	3,940,000 EUR	$4,359,058	$62,776
9/9/2015	JPMorgan	3,475,000 EUR	$3,913,117	$(13,149)
9/11/2015	Bank of America	5,735,800,000 COP	$2,202,900	$(325,481)
9/11/2015	BNP Paribas	1,390,900,000 CLP	$2,202,882	$(197,469)
9/15/2015	JPMorgan	13,700,000 ZAR	$1,077,128	$(46,648)
9/21/2015	JPMorgan	3,100,000,000 COP	$1,032,067	$(17,555)
9/25/2015	BNP Paribas	13,550,000 ZAR	$1,064,289	$(46,866)
9/25/2015	Morgan Stanley	74,800,000 THB	$2,134,094	$(49,875)
9/25/2015	Morgan Stanley	67,782,000 TWD	$2,158,662	$(74,943)
9/28/2015	Bank of America	699,000,000 CLP	$1,000,000	$6,245
9/28/2015	JPMorgan	13,137,621 ZAR	$1,000,000	$(11,720)
10/2/2015	Morgan Stanley	7,149,308 BRL	$2,003,000	$(53,842)
10/7/2015	BNP Paribas	129,505,513 RUB	$2,213,769	$(221,588)
10/13/2015	Bank of America	5,877,650,000 COP	$2,185,000	$(263,108)
10/13/2015	BNP Paribas	124,656,000 RUB	$2,051,444	$(138,220)
10/14/2015	Bank of America	12,323,000 PLN	2,938,455 EUR	$(40,438)
10/14/2015	JPMorgan	364,428,810 JPY	$2,949,631	$58,460
10/20/2015	BNP Paribas	5,995,000 TRY	$2,122,500	$(94,199)
10/21/2015	JPMorgan	34,955,956 MXN	$2,050,000	$33,992
10/21/2015	JPMorgan	34,884,411 MXN	$2,050,000	$29,727
10/21/2015	JPMorgan	34,505,028 MXN	$2,125,000	$(67,891)
10/21/2015	JPMorgan	33,986,000 MXN	$2,000,000	$26,166
10/21/2015	JPMorgan	9,270,000 MXN	$570,989	$(18,334)
10/26/2015	JPMorgan	145,678,422 RUB	$2,050,000	$174,809
10/30/2015	JPMorgan	17,300,000 NOK	1,925,217 EUR	$(73,411)
10/30/2015	JPMorgan	8,500,000 NOK	928,978 EUR	$(17,044)
11/12/2015	Bank of America	67,298,750 TWD	$2,125,000	$(54,755)
11/12/2015	Barclays	6,249,625,000 COP	$2,125,000	$(86,254)
11/12/2015	Barclays	6,240,000,000 COP	$2,131,512	$(95,905)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
11/12/2015	Barclays	3,183,000,000 COP	$1,000,000	$38,355
11/12/2015	BNP Paribas	1,454,562,500 CLP	$2,125,000	$(39,378)
11/17/2015	Bank of America	1,420,827,000 CLP	$2,050,847	$(14,581)
11/20/2015	Bank of America	29,499,200,000 IDR	$2,060,000	$(1,044)
11/20/2015	Morgan Stanley	8,440,850 MYR	$2,060,000	$(62,442)
11/27/2015	JPMorgan	282,534,213 HUF	905,000 EUR	$(5,594)
11/30/2015	JPMorgan	7,370,001 PLN	1,735,000 EUR	$(3,130)
2/3/2016	JPMorgan	15,300,000 CNY	$2,408,311	$(36,145)
4/5/2016	Bank of America	29,425,000 CNY	$4,737,181	$(188,345)
Contracts Sold:
9/2/2015	Morgan Stanley	43,000,000 BRL	$12,598,148	$741,476
9/3/2015	JPMorgan	61,000,000 RUB	$966,894	$17,802
9/3/2015	JPMorgan	60,000,000 RUB	$964,785	$31,252
9/4/2015	JPMorgan	25,600,000 TRY	$9,299,960	$514,195
9/4/2015	JPMorgan	5,850,000 TRY	$2,060,984	$53,299
9/4/2015	JPMorgan	5,800,000 TRY	$2,058,037	$67,513
9/4/2015	JPMorgan	4,960,000 TRY	$1,688,730	$(13,512)
9/4/2015	JPMorgan	4,550,000 TRY	$1,673,644	$112,112
9/4/2015	JPMorgan	3,000,000 TRY	$1,118,378	$88,796
9/4/2015	JPMorgan	2,910,000 TRY	$1,030,646	$31,951
9/4/2015	JPMorgan	2,880,000 TRY	$1,015,057	$26,659
9/4/2015	JPMorgan	800,000 TRY	$286,765	$12,210
9/9/2015	Bank of America	3,700,000 EUR	$4,110,552	$(41,932)
9/9/2015	Barclays	5,100,000 EUR	$5,730,870	$7,176
9/9/2015	Barclays	4,940,000 EUR	$5,419,526	$(124,601)
9/9/2015	Barclays	4,900,000 EUR	$5,351,290	$(147,945)
9/9/2015	Citibank	1,050,000 EUR	$1,166,154	$(12,253)
9/9/2015	JPMorgan	5,845,000 EUR	$6,416,279	$(143,524)
9/9/2015	JPMorgan	5,100,000 EUR	$5,635,153	$(88,541)
9/9/2015	JPMorgan	4,310,000 EUR	$4,906,849	$69,766
9/9/2015	JPMorgan	3,620,000 EUR	$4,158,435	$95,734
9/9/2015	JPMorgan	3,500,000 EUR	$4,016,034	$88,008
9/9/2015	JPMorgan	2,800,000 EUR	$3,100,509	$(41,912)
9/9/2015	JPMorgan	2,600,000 EUR	$3,007,397	$89,435
9/9/2015	JPMorgan	2,470,000 EUR	$2,781,232	$9,168
9/9/2015	JPMorgan	2,470,000 EUR	$2,779,801	$7,738
9/9/2015	JPMorgan	1,980,000 EUR	$2,239,967	$17,827
9/9/2015	JPMorgan	1,900,000 EUR	$2,167,423	$35,067
9/9/2015	JPMorgan	734,000 EUR	$837,478	$13,715
9/11/2015	Bank of America	5,735,800,000 COP	$2,224,040	$346,621
9/11/2015	BNP Paribas	1,390,900,000 CLP	$2,177,023	$171,610
9/15/2015	JPMorgan	13,700,000 ZAR	$1,086,691	$56,211
9/21/2015	JPMorgan	3,100,000,000 COP	$994,651	$(19,861)
9/22/2015	Bank of America	32,754,000 MXN	$2,130,064	$172,829
9/22/2015	JPMorgan	17,200,000 MXN	$1,092,900	$65,104
9/22/2015	JPMorgan	847,678 MXN	$53,505	$2,851
9/22/2015	JPMorgan	$3,300,000	50,801,678 MXN	$(264,315)
9/25/2015	BNP Paribas	13,550,000 ZAR	$1,090,192	$72,769
9/25/2015	Morgan Stanley	74,800,000 THB	$2,200,000	$115,781
9/25/2015	Morgan Stanley	67,782,000 TWD	$2,200,000	$116,281
10/2/2015	Morgan Stanley	33,816,000 BRL	$9,187,882	$(31,576)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
10/2/2015	Morgan Stanley	7,300,000 BRL	$2,033,483	$43,240
10/7/2015	BNP Paribas	129,505,513 RUB	$2,215,000	$222,819
10/13/2015	Bank of America	5,877,650,000 COP	$2,146,695	$224,803
10/13/2015	BNP Paribas	124,656,000 RUB	$2,131,783	$218,559
10/14/2015	Bank of America	12,323,000 PLN	2,982,117 EUR	$89,466
10/14/2015	JPMorgan	364,428,810 JPY	$3,000,000	$(8,091)
10/20/2015	BNP Paribas	5,995,000 TRY	$2,200,000	$171,699
10/21/2015	JPMorgan	17,252,514 MXN	$1,049,698	$21,144
10/21/2015	JPMorgan	17,252,514 MXN	$1,050,060	$21,505
10/21/2015	JPMorgan	9,270,000 MXN	$580,933	$28,277
10/30/2015	JPMorgan	17,300,000 NOK	1,914,458 EUR	$61,326
10/30/2015	JPMorgan	8,500,000 NOK	916,816 EUR	$3,384
11/12/2015	Bank of America	6,249,625,000 COP	$2,105,492	$66,745
11/12/2015	Bank of America	67,298,750 TWD	$2,076,481	$6,236
11/12/2015	Barclays	6,240,000,000 COP	$2,077,922	$42,316
11/12/2015	BNP Paribas	1,454,562,500 CLP	$2,117,884	$32,262
11/12/2015	JPMorgan	13,900,000,000 IDR	$999,353	$27,368
11/17/2015	Bank of America	1,420,827,000 CLP	$2,055,000	$18,733
11/20/2015	Bank of America	29,499,200,000 IDR	$2,035,832	$(23,124)
11/20/2015	Morgan Stanley	8,440,850 MYR	$2,020,792	$23,235
11/27/2015	Citibank	260,000 GBP	$409,586	$10,808
11/27/2015	JPMorgan	282,534,212 HUF	893,379 EUR	$(7,465)
11/27/2015	JPMorgan	12,100,000 TRY	$4,023,409	$(24,470)
11/30/2015	JPMorgan	7,370,001 PLN	1,730,225 EUR	$(2,237)
1/14/2016	JPMorgan	369,140 EUR	$412,172	$(3,058)
1/14/2016	JPMorgan	45,642 EUR	$50,950	$(391)
2/3/2016	JPMorgan	15,300,000 CNY	$2,389,318	$17,153
4/5/2016	Bank of America	14,700,000 CNY	$2,347,868	$75,382
4/5/2016	Bank of America	7,500,000 CNY	$1,198,083	$38,652
4/5/2016	Bank of America	7,225,000 CNY	$1,152,496	$35,577
7/25/2016	Bank of America	11,364,600 SAR	$3,000,000	$(12,465)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,083,259
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,945,494 and $5,247,600, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts, Written Option Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $19,422,529, which represented 19.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $19,422,529, which represented 19.8% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-day net yield.
8	At August 31, 2015, the cost of investments for federal tax purposes was $121,208,378. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; (d) written option contracts; and (e) outstanding foreign currency commitments was

$14,496,504. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $838,902 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,335,406.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$33,002,995	$—	$33,002,995
Floating Rate Loan	—	—	133,301	133,301
Government/Agencies	—	62,483,710	—	62,483,710
U.S. Treasury	—	2,700,422	—	2,700,422
Purchased Call Swaptions	—	45	—	45
Investment Company	8,391,401	—	—	8,391,401
TOTAL SECURITIES	$8,391,401	$98,187,172	$133,301	$106,711,874
OTHER FINANCIAL INSTRUMENTS*	$(216,036)	$967,688	$—	$751,652
*	Other financial instruments include futures contracts, swap contracts, written option contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—China Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro
GBP	—Great Britain Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rates
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
PLN	—Polish Zloty
RUB	—Russian Ruble
SAR	—Saudi Riyal
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
ZAR	—South African Rand
11
Federated International Small-Mid Company Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.0%
		Belgium—0.7%
18,394		UCB SA	$1,387,096
		Bermuda—3.0%
29,500	[1]	Arch Capital Group Ltd.	2,014,260
600,000		Haier Electronics Group	1,067,621
588,000	[1]	PAX Global Technology Ltd.	545,841
15,100		Signet Jewelers Ltd.	2,083,800
		TOTAL	5,711,522
		Canada—1.9%
80,400		Canadian Western Bank	1,509,486
121,276		Hudson's Bay Co.	2,103,617
		TOTAL	3,613,103
		Cayman Islands—1.0%
2,040,000		Nexteer Automotive Group Ltd.	1,921,745
		China—1.9%
5,940,000		CT Environmental Group LTD	1,947,468
200,000		SouFun Holdings Ltd., ADR	1,092,000
950,000	[2]	Sound Global Ltd.	623,932
		TOTAL	3,663,400
		Denmark—1.8%
29,453		Pandora A/S	3,392,392
		France—9.9%
30,052		Accor SA	1,419,156
64,217	[1]	Criteo SA, ADR	2,517,948
73,000		Edenred	1,544,987
12,962		Ingenico Group	1,596,463
35,000		Ipsen SA	2,343,902
32,547		Publicis Groupe	2,311,136
33,500		Teleperformance	2,355,515
166,000	[1]	UbiSoft Entertainment SA	3,103,885
55,583		Zodiac SA	1,683,253
		TOTAL	18,876,245
		Germany—10.6%
70,029	[1]	Commerzbank AG, Frankfurt	785,404
129,898	[3,4]	Deutsche Pfandbriefbank AG	1,731,682
382,000		Deutz AG	2,236,088
75,100	[1]	Dialog Semiconductor PLC	3,598,077
47,705		GEA Group AG	1,864,412
25,835		HeidelbergCement AG	1,952,787
194,550		Kloeckner & Co. AG	1,764,906
24,000		Osram Licht AG	1,269,431
42,268		Rheinmetall AG	2,609,971
59,919		Wire Card AG	2,488,081
		TOTAL	20,300,839
		Hong Kong—4.0%
2,198,000	[1]	Beijing Enterprises Water Group Ltd.	1,563,611
1,436,000		China Everbright International Ltd.	1,872,704
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hong Kong—continued
4,900,000		Shun Tak Holdings	$2,117,403
584,500		Techtronic Industries Co.	2,120,550
		TOTAL	7,674,268
		Ireland—1.8%
131,652		Grafton Group PLC	1,508,719
66,600		Smurfit Kappa Group PLC	1,965,834
		TOTAL	3,474,553
		Israel—1.4%
20,998	[1]	Caesar Stone SDOT Yam Ltd.	835,511
28,665		NICE-Systems Ltd., ADR	1,764,617
		TOTAL	2,600,128
		Italy—8.1%
248,429	[1,3,4]	Anima Holding SPA	2,338,892
76,540		Azimut Holding SPA	1,678,421
60,890		Banca Generali SPA	1,825,470
526,881	[1,3,4]	Infrastrutture Wireless Italiane SPA	2,432,091
148,433	[1,3,4]	Massimo Zanetti Beverage Group SPA	1,482,125
417,300		Prada SPA	1,688,746
687,563	[1]	Sorin SPA	2,160,229
62,100	[1]	Yoox SPA	1,950,182
		TOTAL	15,556,156
		Japan—16.0%
50,400		Aisin Seiki Co.	1,813,273
33,500		Alps Electric Co.	1,044,133
71,000		Chugai Pharmaceutical Co. Ltd.	2,653,416
167,000		Daifuku Co.	2,427,617
10,700		Disco Corp.	807,431
63,400		Don Quijote Holdings Co. Ltd.	2,447,435
61,000		Doutor Nichires Holdings Co. Ltd.	937,525
55,000		Horiba Ltd.	1,933,601
57,000		JSR Corp.	893,488
31,500		K's Denki Corp.	1,003,304
158,000		Kakaku.com, Inc.	2,503,952
72,000		Kanamoto Co. Ltd.	1,901,639
163,000		Nsk	2,003,929
138,000		Ntn Corp.	716,798
10,900		Ono Pharmaceutical Co. Ltd.	1,387,580
50,000		Shionogi and Co.	1,955,353
33,000		Sompo Japan Nipponkoa Holdings, Inc.	1,088,913
70,000		Tadano Ltd.	948,018
45,800		THK Co. Ltd.	793,690
36,700		United Arrows Ltd.	1,444,903
		TOTAL	30,705,998
		Luxembourg—0.7%
95,748		SAF-Holland SA	1,358,263
		Mexico—0.8%
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,428,252
		Netherlands—2.5%
62,850	[1,3,4]	Grandvision NV	1,598,881
25,547		Koninklijke DSM NV	1,341,673
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
62,400	[1]	NN Group NV	$1,903,191
		TOTAL	4,843,745
		South Korea—2.3%
27,130		Hotel Shilla Co.	2,754,653
1,792		Samsung Electronics Co. Ltd.	1,648,812
		TOTAL	4,403,465
		Spain—1.1%
121,734	[1,3,4]	Cellnex Telecom SAU	2,159,085
		Sweden—1.8%
49,813	[1,3,4]	Alimak Group AB	546,385
141,824	[1,3,4]	Capio AB	927,143
129,474	[1,3,4]	Hoist Finance AB	916,967
203,651	[1,3,4]	Nordax Group AB	1,023,080
		TOTAL	3,413,575
		Switzerland—1.0%
40,682	[1]	Julius Baer Group Ltd.	1,976,563
		Thailand—0.5%
1,350,000		Minor International PCL	994,738
		United Kingdom—20.6%
292,835		Ashtead Group PLC	4,223,129
44,000	[1]	ASOS PLC	2,002,586
304,724	[1,3,4]	Auto Trader Group PLC	1,591,090
163,384		Babcock International Group PLC	2,409,765
116,557	[1]	BTG PLC	1,120,478
55,851		Burberry Group PLC	1,201,748
38,157		Croda International PLC	1,680,596
137,981		Essentra PLC	1,790,379
192,657		Howden Joinery Group PLC	1,411,463
51,730		InterContinental Hotels Group PLC	1,940,242
48,745		London Stock Exchange Group PLC	1,877,621
144,000		Michael Page International PLC	1,112,152
26,810		Rightmove PLC	1,526,014
60,000		Schroders PLC	2,588,999
450,244	[1,3,4]	Shawbrook Group Ltd.	2,291,396
19,900		Shire Ltd.	1,537,299
436,500	[1]	SOCO International PLC	1,023,867
263,763		St. James's Place Capital PLC	3,676,351
800,000		Stock Spirits Group PLC	2,405,795
420,000	[1]	Vectura Group PLC	1,106,604
95,282		Wood Group (John) PLC	926,925
		TOTAL	39,444,499
		United States—3.6%
42,000	[1]	Lululemon Athletica Inc.	2,688,420
52,000	[1]	Marketo, Inc.	1,456,520
66,100		Tidewater, Inc.	1,185,173
12,300	[1]	Vertex Pharmaceuticals, Inc.	1,568,496
		TOTAL	6,898,609
		TOTAL COMMON STOCKS (IDENTIFIED COST $155,966,925)	185,798,239
3

Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—4.7%
9,078,485	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[6] (AT NET ASSET VALUE)	$9,078,485
		TOTAL INVESTMENTS—101.7% (IDENTIFIED COST $165,045,410)[7]	194,876,724
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[8]	(3,286,725)
		TOTAL NET ASSETS—100%	$191,589,999
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized (Depreciation)
Contracts Purchased:
9/1/2015	BNY Mellon	54,321 GBP	$83,426	$(70)
9/1/2015	BNY Mellon	34,925,024 THB	$978,087	$(3,752)
Contracts Sold:
9/2/2015	BNY Mellon	1,386,000 JPY	$11,410	$(22)
9/3/2015	BNY Mellon	1,661,400 JPY	$13,687	$(17)
10/27/2015	JPMorgan	18,700,000 EUR	$20,558,780	$(444,079)
10/27/2015	JPMorgan	3,740,000 EUR	$4,111,916	$(88,656)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(536,596)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $287,990 and $306,753, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $19,038,817, which represented 9.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $19,038,817, which represented 9.9% of total net assets.
5	Affiliated holding.
6	7-day net yield.
7	At August 31, 2015, the cost of investments for federal tax purposes was $165,045,410. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, and (b) outstanding foreign currency commitments was $29,831,314. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,088,862 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,257,548.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
4

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,210,189	$—	$—	$4,210,189
International	18,037,911	162,926,207[1]	623,932[2]	181,588,050
Investment Company	9,078,485	—	—	9,078,485
TOTAL SECURITIES	$31,326,585	$162,926,207	$623,932	$194,876,724
OTHER FINANCIAL INSTRUMENTS[3]	$(3,822)	$(532,774)	$—	$(536,596)
1	Includes $100,735,180 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $1,068,180 of a security transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
THB	—Thai Baht
6
Federated International Leaders Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—78.5%
	Bermuda—1.0%
161,869	Signet Jewelers Ltd.	$22,337,922
	France—13.2%
533,250	Accor SA	25,181,859
844,841	AXA SA	21,281,423
1,626,873	BNP Paribas SA	101,984,686
1,449,449	Edenred	30,676,432
296,651	Kering	50,618,949
213,365	Pernod Ricard SA	22,355,371
2,763,509	Television Francaise 1 SA TF1	44,417,916
	TOTAL	296,516,636
	Germany—10.4%
481,662	Bayerische Motoren Werke AG	44,480,728
488,070	Daimler AG	39,254,134
641,829	HeidelbergCement AG	48,513,860
4,214,571	Kloeckner & Co. AG	38,233,463
597,665	Rheinmetall AG	36,904,717
410,519	SAP SE	27,633,376
	TOTAL	235,020,278
	Hong Kong—3.6%
4,267,240	Dah Sing Financial Holdings Ltd.	23,352,512
6,684,900	Hang Lung Properties Ltd.	15,090,793
902,696	HSBC Holdings PLC	7,117,125
2,311,399	HSBC Holdings PLC	18,201,879
1,460,961	Sun Hung Kai Properties Ltd.	18,443,961
	TOTAL	82,206,270
	Ireland—3.3%
2,056,742	CRH PLC	61,414,018
1,053,303	Grafton Group PLC	12,070,749
	TOTAL	73,484,767
	Italy—6.9%
13,261,454	Intesa Sanpaolo SPA	48,364,855
8,413,600	Prada SpA	34,048,479
11,235,201	Unicredit SPA	73,412,452
	TOTAL	155,825,786
	Japan—1.9%
1,356,100	Honda Motor Co., Ltd.	42,666,036
	Mexico—0.4%
56,900	Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	8,292,606
	Netherlands—3.2%
346,705	Akzo Nobel NV	23,412,478
1,938,631	Koninklijke Philips NV	49,748,979
	TOTAL	73,161,457
	Singapore—1.0%
1,375,200	City Developments Ltd.	8,562,616
1,089,731	DBS Group Holdings Ltd.	13,609,380
	TOTAL	22,171,996
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—1.1%
27,259		Samsung Electronics Co. Ltd.	$25,080,888
		Spain—2.2%
8,179,085		Banco Santander, SA	49,762,870
		Sweden—1.4%
1,250,400		Assa Abloy AB, Class B	23,837,819
638,550		Volvo AB, Class B	6,912,618
		TOTAL	30,750,437
		Switzerland—13.4%
375,884		Adecco SA	29,462,180
329,488		Cie Financiere Richemont SA	24,529,135
3,711,897		Credit Suisse Group AG	99,702,656
10,767		Givaudan SA	18,516,970
980,710	[1]	Julius Baer Group Ltd.	47,648,478
425,063		Nestle SA	31,229,793
133,318		Swatch Group AG/The, Class B	50,968,472
		TOTAL	302,057,684
		United Kingdom—12.9%
2,576,842		CNH Industrial NV	20,265,404
2,123,663		Diageo PLC	56,417,889
1,055,602		Imperial Tobacco Group PLC	50,712,952
340,807		InterContinental Hotels Group PLC	12,782,683
712,990		Invesco Ltd.	24,320,089
6,726,256		Michael Page International PLC	51,948,743
215,080		Schroders PLC	9,280,699
588,977		Wolseley PLC	37,683,202
1,264,442		WPP PLC	26,131,535
		TOTAL	289,543,196
		United States—2.6%
406,900		Ingersoll-Rand PLC, Class A	22,497,501
450,964	[2]	National Oilwell Varco, Inc.	19,089,306
972,900	[2]	Tidewater, Inc.	17,444,097
		TOTAL	59,030,904
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,674,508,975)	1,767,909,733
		INVESTMENT COMPANY—22.2%
500,462,002	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[4] (including $18,441,000 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE)	500,462,002
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $2,174,970,977)[5]	2,268,371,735
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(15,773,520)
		TOTAL NET ASSETS—100%	$2,252,598,215
At August 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]The Tokyo Price Index, Long Futures	2,459	$311,038,603	September 2015	$(27,273,232)
The average notional value of futures contracts held by the Fund throughout the period was $267,502,389. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
2

At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/1/2015	BNY Mellon	3,658,108 CHF	$3,796,588	$(12,274)
9/1/2015	BNY Mellon	9,224,062 EUR	$10,361,296	$(10,556)
9/2/2015	BNY Mellon	1,910,392 EUR	$2,145,695	$(1,957)
9/2/2015	BNY Mellon	513,687,782 JPY	$4,236,600	$524
Contracts Sold:
10/27/2015	Barclays	248,290,668 EUR	$272,919,861	$(5,947,191)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(5,971,454)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,739,314 and $1,314,402, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-day net yield.
5	At August 31, 2015, the cost of investments for federal tax purposes was $2,174,970,977. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $93,400,758. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $218,377,566 and net unrealized depreciation from investments for those securities having an excess of cost over value of $124,976,808.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair
3

value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$59,030,904	$—	$—	$59,030,904
International	54,950,617	1,653,928,212[1]	—	1,708,878,829
Investment Company	500,462,002	—	—	500,462,002
TOTAL SECURITIES	$614,443,523	$1,653,928,212	$—	$2,268,371,735
OTHER FINANCIAL INSTRUMENTS[2]	$(27,298,019)	$(5,946,667)	$—	$(33,244,686)
1	Includes $13,102,854 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
4

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
EUR	—Euro
JPY	—Japanese Yen
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015